Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	CORNERCAP GROUP OF FUNDS /VA/
Central Index Key	0000789280
Amendment Flag	false
Document Creation Date	Aug. 05, 2015
Document Effective Date	Aug. 05, 2015
Prospectus Date	Jul. 29, 2015